UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

Annual	SHENKMAN SHORT DURATION
Report	HIGH INCOME FUND
September 30, 2013

A Series of Advisors Series Trust (the “Trust”)
Class A	Class F	Institutional Class
(SCFAX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-SHENKMAN (1-855-743-6562)

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
September 30, 2013

Dear Shareholder,

The high yield bond market rallied overall during the 11 months ending September 30, 2013, as accommodative top-tier central bank policies and glimmers of an improving U.S. economy underpinned investors’ strong risk-appetite and their need to earn yield in a low-interest-rate environment. The high yield bond market returned 6.22% for the period (BofA Merrill Lynch U.S. High Yield Index- H0A0), while short duration high yield returned 5.97% (BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index – HUCS) and short duration U.S. Treasuries (BofA Merrill Lynch 0-3 Year U.S. Treasury Index – G1QA) returned 0.35%. Underscoring the level of risk sought by investors during the period, short duration CCC-rated bonds were in favor, returning 10.32% (BofA Merrill Lynch CCC & Lower U.S. High Yield Index – H0A3), while B-rated bonds garnered 5.80% ( BofA Merrill Lynch Single-B U.S. High Yield Index – H0A2), and BB-rated issues gained 4.16% (BofA Merrill Lynch BB U.S. High Yield Index – H0A1).

Fund Performance

The Fund continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality, yet short duration.  The Shenkman Short Duration High Income Fund – Institutional Class returned 4.12% (SCFIX) from its inception on 10/31/12 through 9/30/13, with an average duration of 1.03 years over that time period. The Fund’s Class A shares returned 0.67% (with sales load) and 3.79% (without sales load).  The Class F shares returned 0.77% from an inception date of 5/17/13.  As the riskier segments of the HUCS index posted the strongest returns during the period, the Fund’s significantly lower exposure to CCC-rated credits and bonds trading below par restrained performance.  The Fund’s shorter duration positioning also detracted from returns as it ended the period with duration-to-worst of 1.1 years and an average final maturity of 4.21 years versus the HUCS index at 1.55 years and 4.38 years, respectively.  The Fund’s sector weightings were largely the result of its focus on bottom-up, individual security selection and fundamental analysis as opposed to top-down driven sector allocations.  That said, the Fund’s overweight and selection within Healthcare was a contributor to performance, helped by strong returns in one of its top issuer allocations to Valeant Pharmaceuticals, including the company’s June new issuance. Alternatively, the Fund’s more conservative selection within the Support-Services subsector trailed its index performance, as several higher risk credits turned in double-digit performances for the index, including one bond that posted a 75.1% return for the HUCS index.  The Fund’s bank loan exposure ended the period at 14.7% and was a positive contributor to overall performance for the period as it outpaced bond performance within the portfolio.  As diversification remains a key factor in helping to mitigate risk,

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
September 30, 2013

the portfolio was well diversified, with investments in 140 issuers across 27 industries as of September 30, 2013.

Market Performance

While the market rallied overall during the 11 months since the Fund’s launch, the drivers of demand varied and spates of weakness have occurred, especially in recent months. From the Fund’s inception date until the end of May, high yield bonds rallied on favorable Federal Reserve policies, strong corporate balance sheets and increasingly positive economic momentum in the United States. However, toward the end of the second calendar quarter, two major negative technical developments sparked a market-wide repricing. High yield performance struggled on weak U.S. Treasuries during the final six weeks of the second quarter and record outflows from retail high yield mutual funds during June. During the third calendar quarter, high yield bonds seesawed as rising interest rates and whipsawing sentiment over U.S. monetary policy and geopolitical events caused an uptick in volatility throughout financial markets. Toward the beginning of the quarter, stable U.S. Treasuries and a resurgence of retail cash inflows reignited overall demand for the asset class following the June downturn. However, a rare combination of weak stocks and rising U.S. Treasury yields in August prompted many investors to pull back from fixed income and wait out the traditional late-summer slowdown. Meanwhile, the market rallied in September as political, monetary and global economic anxieties abated and the need to put cash to work prevailed. While not immune to the volatility, short duration high yield proved more resilient than overall high yield throughout the weaker period. It is worth noting that despite the uptick in volatility in recent months, the robust pace of new issuance continued. In the year-to-date period for September 30, 2013, $311 billion of new paper sold, versus $263.4 billion during the year-ago period. As such, the high yield market is on track to surpass the $368 billion annual record set in 2012.

Outlook

Since the squabbling in Washington has only delayed the debt and funding showdown and the U.S. economy could be mired in slow growth for a prolonged period, we think the Federal Reserve will keep interest rates low until at least until 2015 or 2016, even if QE3 ends. In this scenario, the credit expansion could be extended for several more years. In a relatively low interest rate environment and a slow growing economy with low expected defaults, we continue to view short duration high yield as an attractive segment of the market for investors seeking incremental yield.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
September 30, 2013

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The BofA Merrill Lynch U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.  The BofA Merrill Lynch High Yield Indices are unmanaged, not available for direct investment, and do not reflect deductions for fees or expenses.  The BofA Merrill Lynch BB US High Yield Index (H0A1), the BofA Merrill Lynch Single-B US High Yield Index (H0A2) and the BofA Merrill Lynch CCC & Lower US High Yield Index (H0A3) are a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) and represent a specific area of the index.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

SHENKMAN SHORT DURATION HIGH INCOME FUND
SHAREHOLDER LETTER – Continued
September 30, 2013

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

CHANGE IN VALUE OF $10,000 INVESTMENT

Since Inception
Total Return Period ended September 30, 2013	(10/31/2012)

Shenkman Short Duration High
Income Fund – Class A (No Load)	3.79%
Shenkman Short Duration High
Income Fund – Class A (Load)	0.67%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	5.97%
BofA Merrill Lynch 0-3 Year US Treasury Index	0.35%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562

This chart illustrates the performance of a hypothetical $10,000 investment made in the Class A Shares on October 31, 2012, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

CHANGE IN VALUE OF $10,000 INVESTMENT

Since Inception
Total Return Period ended September 30, 2013	(5/17/2013)

Shenkman Short Duration High
Income Fund – Class F (No Load)	0.77%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	0.34%
BofA Merrill Lynch 0-3 Year US Treasury Index	0.12%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562

This chart illustrates the performance of a hypothetical $10,000 investment made in the Class F Shares on May 17, 2013, the Class’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

CHANGE IN VALUE OF $1,000,000 INVESTMENT

Since Inception
Total Return Period ended September 30, 2013	(10/31/2012)

Shenkman Short Duration High Income
Fund – Institutional Class (No Load)	4.12%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	5.97%
BofA Merrill Lynch 0-3 Year US Treasury Index	0.35%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562

This chart illustrates the performance of a hypothetical $1,000,000 investment made in the Institutional Class Shares on October 31, 2013, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE
September 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested in the Class A and Institutional Shares at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.  The Example is also based on an investment of $1,000 invest in the Class F shares at the beginning of the period and held for the entire period from May 17, 2013 (inception) to September 30, 2013

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE – Continued
September 30, 2013 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Actual
Class A	$1,000.00	$1,014.30	$5.05
Class F	$1,000.00	$1,007.70	$2.83
Institutional Class	$1,000.00	$1,017.30	$3.29

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.05	$5.06
Class F	$1,000.00	$1,015.95	$2.84
Institutional Class	$1,000.00	$1,021.81	$3.29

(1)
Class A and Institutional Class expenses are equal to the fund shares’ annualized expense ratio of 1.00% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period of operation).  Class F expenses are equal to the fund shares’ annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the period since inception).  The Fund’s ending account values in the table are based on its six-month total return of 1.43% for Class A and 1.73% for Institutional Class as of September 30, 2013.  The Class F share’s ending account values in the table are based on its total return of 0.77% for the period since inception, May 17, 2013 to September 30, 2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
September 30, 2013 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Suburban Propane Partners LP/
Suburban Energy Finance Corp., 7.50%, 10/01/2018	1.50%
Virgin Media Secured Finance PLC, 6.50%, 01/15/2018	1.28%
CCO Holdings, LLC, 7.25%, 10/30/2017	1.28%
HCA Holdings, Inc., 6.50%, 02/15/2016	1.23%
FelCor Lodging Trust, 10.00%, 10/01/2014	1.20%
West Corp., 8.63%, 10/01/2018	1.14%
Avis Budget Group, 8.25%, 01/15/2019	1.14%
Easton-Bell Sports, Inc., 9.75%, 12/01/2016	1.10%
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017	1.09%
Stater Brothers Holdings, Inc., 7.75%, 04/15/2015	1.05%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of September 30, 2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
September 30, 2013

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – 14.66%

Aerospace & Defense – 0.35%
Sequa Corp., 5.25%, 06/19/2017 (a)	$99,250	$99,879

Automotive – 1.05%
Affinia Group, Inc., 4.75%, 04/27/2020 (a)	149,625	150,280
Goodyear Tire & Rubber Co.,
4.75%, 04/30/2019 (a)	50,000	50,368
Tower Automotive Holdings USA LLC,
4.75%, 04/23/2020 (a)	99,750	100,062
		300,710

Finance – 1.32%
AlixPartners LLP, 5.00%, 07/10/2020 (a)	225,000	228,094
Springleaf Financial Funding Co.,
3.50%, 09/30/2019 (a)	150,000	150,312
		378,406

Gaming – 0.79%
Station Casinos LLC,
5.00%, 03/02/2020 (a)	224,062	226,630

General Industrial Manufacturing – 1.57%
Apex Tool Group, 4.50%, 01/31/2020 (a)	149,250	149,764
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	200,000	198,409
Tomkins LLC, 5.00%, 11/09/2018 (a)	99,250	99,870
		448,043

Healthcare – 0.52%
United Surgical Partners International,
4.75%, 04/03/2019 (a)	148,876	149,853

Hotels – 0.87%
Hilton Worldwide Finance LLC,
3.00%, 09/23/2020 (a)	250,000	249,958

Media – Broadcast – 0.50%
FoxCo Acquisition Sub LLC,
5.50%, 07/14/2017 (a)	142,888	143,536

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – Continued

Oil & Gas – 1.24%
Chesapeake Energy Corp.,
5.75%, 12/04/2017 (a)	$100,000	$101,937
WideOpenWest Finance LLC,
4.75%, 04/01/2019 (a)	249,373	251,462
		353,399

Packaging – 0.52%
BWAY Holding Co., 4.50%, 08/07/2017 (a)	148,875	149,619

Printing & Publishing – 0.35%
McGraw-Hill Global Education,
9.00%, 03/22/2019 (a)	99,500	100,868

Support – Services – 1.91%
ARAMARK Corp., 4.00%, 09/09/2019 (a)	150,000	150,469
Asurion LLC, 4.50%, 05/24/2019 (a)	248,624	246,798
Moneygram International LLC,
4.25%, 03/27/2020 (a)	149,250	149,390
		546,657

Technology – 2.79%
BMC Software Finance, Inc.,
5.00%, 09/10/2020 (a)	250,000	250,438
Dell, Inc., 3.50%, 03/24/2020 (a)	200,000	196,750
Integra Telecom Holdings, Inc.,
5.25%, 02/22/2019 (a)	149,624	150,808
SunGard Data Systems, Inc.,
4.50%, 01/31/2020 (a)	198,500	200,979
		798,975

Telecommunications – 0.88%
Consolidated Communications,
5.25%, 12/31/2018 (a)	99,250	99,787
Lightower Fiber Networks,
4.50%, 04/13/2020 (a)	149,625	150,444
		250,231

TOTAL BANK LOAN OBLIGATIONS
(Cost $4,165,209)		4,196,764

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 79.93%

Aerospace & Defense – 2.09%
Bombardier, Inc.,
4.25%, 01/15/2016 (b)(c)	$200,000	$208,500
Sequa Corp., 7.00%, 12/15/2017 (c)	100,000	100,500
Spirit Aerosystems, Inc.,
7.50%, 10/01/2017	150,000	156,562
TransDigm, Inc., 7.75%, 12/15/2018	125,000	133,750
		599,312

Automotive – 2.90%
Cooper-Standard Automotive, Inc.,
8.50%, 05/01/2018	250,000	267,500
General Motors Financial Company, Inc.,
2.75%, 05/15/2016 (c)	150,000	149,906
Jaguar Land Rover Automotive PLC,
7.75%, 05/15/2018 (b)(c)	150,000	162,750
Lear Corp., 7.88%, 03/15/2018	133,000	141,313
Tenneco, Inc., 7.75%, 08/15/2018	100,000	108,000
		829,469

Beverage & Food – 2.31%
Constellation Brands, Inc.,
7.25%, 05/15/2017	50,000	57,500
Cott Beverages, Inc., 8.13%, 09/01/2018	100,000	108,750
Dean Foods Co., 9.75%, 12/15/2018	150,000	170,625
Michael Foods Group, Inc.,
9.75%, 07/15/2018	200,000	219,750
TreeHouse Foods, Inc., 7.75%, 03/01/2018	100,000	106,000
		662,625

Building & Construction – 0.54%
Lennar Corp., 4.75%, 12/15/2017	150,000	154,875

Building Materials – 0.76%
Interline Brands, Inc.,
7.50%, 11/15/2018 (a)	100,000	106,375
Nortek, Inc., 10.00%, 12/01/2018	100,000	110,250
		216,625

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Consumer Products – 4.83%
Alphabet Holding Co, Inc.,
7.75%, 11/01/2017 (b)	$100,000	$103,250
Central Garden & Pet Co.,
8.25%, 03/01/2018	50,000	49,625
Easton-Bell Sports, Inc.,
9.75%, 12/01/2016	297,000	315,194
Griffon Corp., 7.13%, 04/01/2018	75,000	79,875
Jarden Corp., 7.50%, 05/01/2017	255,000	291,975
NBTY, Inc., 9.00%, 10/01/2018	250,000	275,625
Prestige Brands, Inc., 8.25%, 04/01/2018	250,000	266,875
		1,382,419

Finance – 2.44%
Ally Financial, Inc.
4.63%, 06/26/2015	100,000	103,497
2.95%, 07/18/2016 (a)	125,000	126,024
5.50%, 02/15/2017	50,000	52,674
CIT Group, Inc., 5.00%, 05/15/2017	250,000	264,063
Nationstar Mortgage LLC/Nationstar
Capital Corp., 6.50%, 08/01/2018	150,000	151,500
		697,758

Food & Drug – 1.05%
Stater Brothers Holdings, Inc.,
7.75%, 04/15/2015	300,000	301,503

Forestry & Paper – 1.37%
Boise Paper Holdings LLC/Boise
Finance Co., 9.00%, 11/01/2017	145,000	152,830
Cascades, Inc., 7.75%, 12/15/2017 (b)	125,000	131,250
Clearwater Paper Corp.,
7.13%, 11/01/2018	100,000	108,000
		392,080

Gaming – 1.04%
MGM Resorts International,
6.63%, 07/15/2015	100,000	108,250

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Gaming – Continued
Penn National Gaming, Inc.,
8.75%, 08/15/2019	$75,000	$82,500
Scientific Games Corp.,
8.13%, 09/15/2018	100,000	107,250
		298,000

General Industrial Manufacturing – 1.81%
CNH Capital LLC, 6.25%, 11/01/2016	200,000	221,000
SPX Corp.
7.63%, 12/15/2014	50,000	53,625
6.88%, 09/01/2017	50,000	55,750
Titan International, Inc.,
7.88%, 10/01/2017 (c)	100,000	106,700
Tomkins LLC, 9.00%, 10/01/2018 (a)	74,000	81,030
		518,105

Healthcare – 10.35%
Bausch & Lomb, Inc., 9.88%, 11/01/2015	197,000	198,478
DaVita HealthCare Partners, Inc.,
6.38%, 11/01/2018	100,000	105,250
Fresenius US Finance II, Inc.,
9.00%, 07/15/2015 (c)	150,000	167,250
Grifols, Inc., 8.25%, 02/01/2018	225,000	242,719
HCA Holdings, Inc., 6.50%, 02/15/2016	325,000	353,031
Health Management Associates, Inc.,
6.13%, 04/15/2016	125,000	137,187
MPH Intermediate Holding Co.,
8.38%, 08/01/2018 (c)	100,000	102,812
MultiPlan, Inc., 9.88%, 09/01/2018 (c)	200,000	222,000
Service Corporation International,
7.00%, 06/15/2017	250,000	278,125
Universal Health Services, Inc.,
7.00%, 10/01/2018	100,000	106,250
7.13%, 06/30/2016	100,000	112,125
Valeant Pharmaceuticals International, Inc.
6.50%, 07/15/2016 (c)	50,000	52,000
6.75%, 10/01/2017 (c)	150,000	160,875

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Healthcare – Continued
Vanguard Health Holding Co. II LLC/
Vanguard Holding Co. II Inc.
8.00%, 02/01/2018	$225,000	$238,500
7.75%, 02/01/2019	100,000	107,750
VPII Escrow Corp.,
6.75%, 08/15/2018 (b)(c)	150,000	161,250
Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC, 7.75%, 09/15/2018 (b)	200,000	218,000
		2,963,602

Hotels – 1.20%
FelCor Lodging Trust, 10.00%, 10/01/2014	318,000	343,837

Leisure & Entertainment – 2.14%
Cedar Fair LP/Canada’s Wonderland Co./
Magnum Management Corp.,
9.13%, 08/01/2018	100,000	110,125
ClubCorp Club Operations, Inc.,
10.00%, 12/01/2018	250,000	278,125
Royal Caribbean Cruises Ltd.,
7.25%, 06/15/2016 (b)	200,000	224,500
		612,750

Media – Broadcast – 1.57%
Belo Corp., 8.00%, 11/15/2016	100,000	104,875
Gannett Co., Inc., 9.38%, 11/15/2017	50,000	52,875
LIN Television Corp., 8.38%, 04/15/2018	75,000	80,250
Sinclair Television Group,
9.25%, 11/01/2017 (c)	200,000	210,920
		448,920

Media – Cable – 4.74%
Cablevision Systems Corp.,
8.63%, 09/15/2017	200,000	230,500
CCO Holdings, LLC, 7.25%, 10/30/2017	344,000	365,070
DISH DBS Corp., 7.13%, 02/01/2016	100,000	110,125
UPC Holdings B.V., 9.88%, 04/15/2018 (b)(c)	100,000	109,000

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Media – Cable – Continued
Videotron
6.38%, 12/15/2015 (b)	$125,000	$126,563
9.13%, 04/15/2018 (b)	47,000	49,526
Virgin Media Secured Finance PLC,
6.50%, 01/15/2018 (b)	350,000	365,312
		1,356,096

Media – Diversified & Service – 4.39%
Inmarsat Finance PLC,
7.38%, 12/01/2017 (b)(c)	150,000	157,875
Intelsat Jackson Holdings SA,
8.50%, 11/01/2019 (b)	200,000	218,500
Lamar Media Corp., 7.88%, 04/15/2018	150,000	160,875
Nielsen Finance LLC/Nielsen Finance Co.
11.63%, 02/01/2014	150,000	155,438
7.75%, 10/15/2018	75,000	81,937
Quebecor Media, Inc., 7.75%, 03/15/2016 (b)	108,000	110,160
Telesat Canada/Telesat LLC,
6.00%, 05/15/2017 (b)(c)	300,000	313,125
WMG Acquisition Corp., 11.50%, 10/01/2018	50,000	57,875
		1,255,785

Metals & Mining Excluding Steel – 1.17%
FMG Resources
7.00%, 11/01/2015 (b)(c)	125,000	129,219
6.00%, 04/01/2017 (b)(c)	200,000	206,000
		335,219

Non-Food & Drug Retailers – 2.03%
Jo-Ann Stores, Inc., 8.13%, 03/15/2019 (c)	100,000	102,500
Michaels FinCo Holdings LLC/Michaels
FinCo Inc., 7.50%, 08/01/2018	100,000	101,750
Michaels Stores, Inc., 7.75%, 11/01/2018	200,000	216,000
Petco Animal Supplies, Inc.,
9.25%, 12/01/2018 (c)	150,000	161,625
		581,875

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Oil & Gas – 7.12%
Berry Petroleum Co., 10.25%, 06/01/2014	$150,000	$159,000
CGG Veritas
9.50%, 05/15/2016 (b)	63,000	66,544
7.75%, 05/15/2017 (b)	150,000	154,687
Chesapeake Energy Corp.
9.50%, 02/15/2015	50,000	55,313
3.25%, 03/15/2016	75,000	75,656
6.50%, 08/15/2017	100,000	110,750
Exterran Holdings, Inc.,
7.25%, 12/01/2018	250,000	265,937
FTS International Services LLC/
FTS International Bonds Inc.,
8.13%, 11/15/2018 (a)(c)	150,000	163,500
Petrohawk Energy Corp.,
10.50%, 08/01/2014	250,000	258,950
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	156,000
Seadrill Ltd., 5.63%, 09/15/2017 (b)(c)	250,000	253,750
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
7.88%, 10/15/2018	100,000	108,500
Whiting Petroleum Corp.,
7.00%, 02/01/2014	50,000	51,188
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	159,000
		2,038,775

Packaging – 2.75%
Ardagh Packaging Finance Public Limited Co.,
7.38%, 10/15/2017 (b)(c)	200,000	215,000
Berry Plastics Corp., 9.50%, 05/15/2018	100,000	108,750
BWAY Holding Co., 10.00%, 06/15/2018	125,000	136,875
Greif, Inc., 6.75%, 02/01/2017	200,000	222,000
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 05/15/2018	100,000	105,000
		787,625

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Printing & Publishing – 0.71%
R.R. Donnelley & Sons Co.,
4.95%, 04/01/2014	$200,000	$203,500

Steel Producers & Products – 0.77%
ArcelorMittal, 9.50%, 02/15/2015 (b)	200,000	220,000

Support – Services – 5.26%
Alliance Data Systems Corp.,
5.25%, 12/01/2017 (c)	143,000	147,290
Avis Budget Group, 8.25%, 01/15/2019	300,000	327,000
Brickman Group Holdings, Inc.,
9.13%, 11/01/2018 (d)	150,000	161,250
Interactive Data Corp.,
10.25%, 08/01/2018	100,000	111,250
Safway Group Holdings,
7.00%, 05/15/2018 (c)	150,000	153,000
TransUnion LLC/TransUnion Financing
Corp., 11.38%, 06/15/2018	250,000	279,063
West Corp., 8.63%, 10/01/2018	300,000	327,750
		1,506,603

Technology – 1.03%
CDW LLC/CDW Finance Corp.,
8.50%, 04/01/2019	75,000	83,250
SunGard Data Systems, Inc.,
7.38%, 11/15/2018	200,000	212,500
		295,750

Telecommunications – 5.46%
CenturyLink, Inc., 6.00%, 04/01/2017	200,000	216,000
Cincinnati Bell, Inc., 8.25%, 10/15/2017	150,000	156,487
Frontier Communications Corp.
8.25%, 05/01/2014	5,000	5,213
8.25%, 04/15/2017	200,000	228,000
MetroPCS Wireless, Inc.,
7.88%, 09/01/2018	75,000	81,469
Paetec Holding Corp., 9.88%, 12/01/2018	150,000	167,625

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Telecommunications – Continued
Sprint Communications, Inc.
6.00%, 12/01/2016	$100,000	$106,250
9.13%, 03/01/2017	100,000	115,500
8.38%, 08/15/2017	150,000	170,250
T-Mobile USA, Inc.,
5.25%, 09/01/2018 (c)	200,000	204,250
Windstream Corp., 7.88%, 11/01/2017	100,000	112,000
		1,563,044

Utilities – 8.10%
AES Corp., 8.00%, 10/15/2017	200,000	231,000
Calpine Corp., 7.25%, 10/15/2017 (c)	200,000	208,500
El Paso Corp., 6.88%, 06/15/2014	200,000	207,930
Ferrellgas LP/Ferrellgas Finance Corp.,
9.13%, 10/01/2017	150,000	158,063
Genesis Energy LP/Genesis Energy
Finance Corp., 7.88%, 12/15/2018	150,000	160,875
GenOn Energy, Inc., 7.88%, 06/15/2017	200,000	217,000
NRG Energy, Inc., 7.63%, 05/15/2019	150,000	159,000
NuStar Logistics LP, 8.15%, 04/15/2018	250,000	280,625
Penn Virginia Resource Partners LP/
Penn Virginia Resource Finance Corp.,
8.25%, 04/15/2018	100,000	104,250
Regency Energy Partners LP/
Regency Energy Finance Corp.,
6.88%, 12/01/2018	150,000	162,000
Suburban Propane Partners LP/
Suburban Energy Finance Corp.,
7.50%, 10/01/2018	400,000	430,000
		2,319,243
TOTAL CORPORATE BONDS
(Cost $22,786,568)		22,885,395

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2013

	Principal	Fair
	Amount	Value

SHORT-TERM INVESTMENTS – 5.07%

Money Market Funds – 5.07%
Fidelity Government Portfolio –
Institutional Class, 0.01% (e)	$1,450,680	$1,450,680
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,450,680)		1,450,680

Total Investments
(Cost $28,402,457) – 99.66%		28,532,839
Other Assets in Excess of Liabilities – 0.34%		96,024
TOTAL NET ASSETS – 100.00%		$28,628,863

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2013.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144A security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of September 30, 2013 the value of these investments as $4,330,097 or 15.12% of net assets.

(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of September 30, 2013 the value of these investments was $161,250 or 0.56% of total net assets.
(e)	Rate shown is the 7-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS:
Investments, at value (cost $28,402,457)	$28,532,839
Cash	20,773
Interest receivable	540,645
Receivable for securities sold	219,240
Receivable from Advisor	10,282
Prepaid expenses and other assets	31,937
Total Assets	29,355,716

LIABILITIES:
Payable for securities purchased	646,250
Distributions payable	19,826
Distribution fees payable	107
Accrued administration and accounting expenses	23,727
Accrued transfer agent fees and expenses	9,453
Accrued custody expenses	3,202
Accrued compliance fees	1,982
Payable to trustees	1,581
Accrued service fees	11
Other accrued expenses and other liabilities	20,714
Total Liabilities	726,853
NET ASSETS	$28,628,863

NET ASSETS CONSIST OF:
Capital stock	$28,400,452
Accumulated net investment income	71,473
Accumulated net realized gain on investments	26,556
Unrealized net appreciation on investments	130,382
Total Net Assets	$28,628,863

NET ASSETS

Class A:
Net assets applicable to outstanding Class A shares	72,265
Shares issued and outstanding	7,139
Net asset value, redemption price per share	$10.12
Maximum offering price per share (net asset value divided by 97.00%)	$10.43

Class F:
Net assets applicable to outstanding Class F shares	10,081
Shares issued and outstanding	997
Net asset value, offering price and redemption price per share	$10.11

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	28,546,517
Shares issued and outstanding	2,821,735
Net asset value, offering price and redemption price per share	$10.12

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2013

INVESTMENT INCOME:
Interest income	$619,701
Consent and term loan fee income	56,512
Total investment income	676,213

EXPENSES:
Investment advisory fees (Note 4)	97,057
Administration and accounting fees (Note 4)	108,720
Distribution fees – Class A (Note 5)	207
Service fees – Class A (Note 6)	82
Service fees – Class F (Note 6)	4
Transfer agent fees and expenses (Note 4)	43,963
Federal and state registration fees	40,520
Audit fees	15,400
Chief Compliance Officer fees and expenses (Note 4)	10,982
Custody fees (Note 4)	10,663
Legal fees	6,764
Trustees’ fees and expenses	5,109
Insurance expense	682
Other expenses	13,326
Total expenses before reimbursement from Advisor	353,479
Expense reimbursement from Advisor (Note 4)	(238,526)
Net expenses	114,953
NET INVESTMENT INCOME	561,260

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	50,156
Change in unrealized appreciation on investments	130,382
Net realized and unrealized gain on investments	180,538

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$741,798

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

October 31, 2012*
through
September 30,
2013
OPERATIONS:
Net investment income	$561,260
Net realized gain on investments	50,156
Change in unrealized appreciation on securities	130,382
Net increase in net assets resulting from operations	741,798
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(2,450)
Class F	(126)
Institutional Class	(556,735)
Total distributions	(559,311)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	222,889
Class F	10,000
Institutional Class	33,527,512
Proceeds from shares issued to holders in reinvestment of dividends:
Class A	2,450
Class F	126
Institutional Class	486,966
Cost of shares redeemed:
Class A	(152,652)
Class F	—
Institutional Class	(5,650,919)
Redemption fees retained:
Class A	—
Class F	—
Institutional Class	4
Net increase in net assets derived from capital share transactions	28,446,376
TOTAL INCREASE IN NET ASSETS	28,628,863
NET ASSETS:
Beginning of period	—
End of period	$28,628,863
Accumulated net investment income, end of period	$71,473

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

October 31, 2012*
through
September 30,
2013
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	21,950
Class F	984
Institutional Class	3,330,721
Shares issued to holders as reinvestment of dividends:
Class A	243
Class F	13
Institutional Class	48,280
Shares redeemed:
Class A	(15,054)
Class F	—
Institutional Class	(557,266)
Net increase in shares outstanding	2,829,871

*	Commencement of operations of the Class A & Institutional Class was October 31, 2012 and Class F was May 17, 2013

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class A
	October 31, 2012*
	through
	September 30,
	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.25
Net realized and unrealized gains on securities	0.13
Total from investment operations	0.38

Less Distributions:
Dividends from net investment income	(0.26)
Total distributions	(0.26)

Net asset value, end of period	$10.12

TOTAL RETURN	3.79	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$72
Ratio of expenses to average net assets:
Before advisory fee waiver	2.34	%^
After advisory fee waiver	1.00	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.56	%^
After advisory fee waiver	2.90	%^
Portfolio turnover rate	78	%+

*	Commencement of operations for shares was October 31, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class F
	May 17, 2013*
	through
	September 30,
	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.16

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gains on securities	(0.04)
Total from investment operations	0.08

Less Distributions:
Dividends from net investment income	(0.13)
Total distributions	(0.13)

Net asset value, end of period	$10.11

TOTAL RETURN	0.77	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$10
Ratio of expenses to average net assets:
Before advisory fee waiver	2.06	%^
After advisory fee waiver	0.75	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.83	%^
After advisory fee waiver	3.14	%^
Portfolio turnover rate	78	%+

*	Commencement of operations for shares was May 17, 2013.
+	Not Annualized.
^	Annualized.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class
	October 31, 2012*
	through
	September 30,
	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.29
Net realized and unrealized gains on securities	0.12
Total from investment operations	0.41

Less Distributions:
Dividends from net investment income	(0.29)
Total distributions	(0.29)

Net asset value, end of period	$10.12

TOTAL RETURN	4.12	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$28,547
Ratio of expenses to average net assets:
Before advisory fee waiver	2.00	%^
After advisory fee waiver	0.65	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.83	%^
After advisory fee waiver	3.18	%^
Portfolio turnover rate	78	%+

*Commencement of operations for shares was October 31, 2012.
+Not Annualized.
^Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2013

NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund commenced operations on October 31, 2012.  The primary investment objective of the Fund is to seek a high level of current income.  Currently, the Fund offers the Class A, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

Securities Purchased on a When-Issued Basis – The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Shenkman Short Duration High Income Fund charges a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of September 30, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

Derivatives – The Fund has adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended September 30, 2013 the Fund did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended September 30, 2013, the Fund made the following permanent tax adjustments on the Statement of Assets & Liabilities:

Undistributed Net	Accumulated
Investment	Net Realized	Paid In
Income/(Loss)	Gain/(Loss)	Capital
$69,524	$(23,600)	$(45,924)

New Accounting Pronouncement – In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of September 30, 2013, Shenkman Capital Management, Inc. (the “Adviser”) has determined that certain Rule 144A securities held by the Fund are considered illiquid.  See the Schedule of Investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2013:

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$—	$4,196,764	$—	$4,196,764
Corporate Bonds	—	22,885,395	—	22,885,395
Total Fixed Income	—	27,082,159	—	27,082,159
Short-Term
Investments	1,450,680	—	—	1,450,680
Total Investments	$1,450,680	$27,082,159	$—	$28,532,839

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at September 30, 2013, the end of the reporting period.  The Fund recognized no transfers between levels. There were no level 3 securities held in the Fund during the period ended September 30, 2013.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the period ended September 30, 2013, the Fund incurred $97,057 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Class A	1.00%
Class F	0.75%
Institutional Class	0.65%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended September 30, 2013, the Adviser reduced its fees in the amount of $238,526.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2016	$238,526
$238,526

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended September 30, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & accounting	$108,720
Custody	$10,663
Transfer agency (a)	$36,133
Chief Compliance Officer	$10,982

(a)	Does not include out-of-pocket expenses

At September 30, 2013, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & accounting	$23,727
Custody	$3,202
Transfer agency (a)	$8,189
Chief Compliance Officer	$1,982

(a)	Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended September 30, 2013, the Fund incurred distribution expenses on their Class A shares of $207.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A and Class F shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended September 30, 2013, the Class A and Class F shares incurred $82 and $4, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $41,412,921 and $13,994,927. There were no purchases or sales of U.S. government obligations during the period ended September 30, 2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2013

NOTE 8 – LINE OF CREDIT

The Shenkman Short Duration High Income Fund has a $2,000,000 line of credit intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate.  During the period ended September 30, 2013, the Fund did not make any draws against the line of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

Shenkman Short
Duration High
Income Fund
Cost of investments (a)	$28,434,614
Gross unrealized appreciation	190,016
Gross unrealized depreciation	(91,791)
Net unrealized appreciation	98,225
Undistributed ordinary income	130,186
Undistributed long-term capital gain	—
Total distributable earnings	130,186
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$228,411

(a)	The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales adjustments and a tax-free transfer of securities.

At September 30, 2013, the Shenkman Short Duration High Income Fund had no tax basis capital losses to offset future capital gains.  Additionally, the Fund had no post-October capital losses.

The tax character of distributions paid during the period ended September 30, 2013 were as follows:

Period Ended
September 30, 2013
Ordinary income	$559,311
Long-term capital gains	—
Total distributions Paid	$559,311

SHENKMAN SHORT DURATION HIGH INCOME FUND

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Shenkman Short Duration High Income Fund

We have audited the accompanying statement of assets and liabilities of the Shenkman Short Duration High Income Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2013, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 31, 2012 (commencement of operations) through September 30, 2013.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Shenkman Short Duration High Income Fund, as of September 30, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period October 31, 2012 through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 27, 2013

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held
Name, Address	with the	of Time	During Past	by	During Past
and Age	Trust	Served	Five Years	Trustee(2)	Five Years

Donald E. O’Connor	Trustee	Indefinite	Retired; former	1	Trustee,
(age 77)		term	Financial		Advisors
615 E. Michigan St.		since	Consultant		Series Trust
Milwaukee, WI		February	and former		(for series
53202		1997.	Executive Vice		not affiliated
			President and		with the
			Chief Operating		Fund);
			Officer of		Trustee, The
			ICI Mutual		Forward
			Insurance		Funds (33
			Company (until		portfolios).
January 1997).

George J. Rebhan	Trustee	Indefinite	Retired;	1	Trustee,
(age 79)		term	formerly		Advisors
615 E. Michigan St.		since	President,		Series Trust
Milwaukee, WI		May	Hotchkis and		(for series
53202		2002.	Wiley Funds		not affiliated
			(mutual funds)		with the
			(1985 to 1993).		Fund);
Independent
Trustee from
1999 to
2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired;	1	Trustee,
(age 73)		term	formerly Senior		Advisors
615 E. Michigan St.		since	Vice President,		Series Trust
Milwaukee, WI		February	Federal Home		(for series
53202		1997.	Loan Bank of		not affiliated
			San Francisco.		with the
Fund).

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS – Continued
(Unaudited)

Interested Trustee

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held
Name, Address	with the	of Time	During Past	by	During Past
and Age	Trust	Served	Five Years	Trustee(2)	Five Years

Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	1	Trustee,
(age 66)	Trustee	term	U.S. Bancorp		Advisors
615 E. Michigan St.		since	Fund Services,		Series Trust
Milwaukee, WI		September	LLC (May 1991		(for series
53202		2008.	to present).		not affiliated
with the
Fund).

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund
(age 66)	and Chief	term	Services, LLC (May 1991 to present).
615 E. Michigan St.	Executive	since
Milwaukee, WI	Officer	September
53202		2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 46)	and	term	Administration, U.S. Bancorp Fund
615 E. Michigan St.	Principal	since	Services, LLC (March 1997 to present).
Milwaukee, WI	Executive	June
53202	Officer	2003.

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 52)	and	term	Administration, U.S. Bancorp Fund
615 E. Michigan St.	Principal	since	Services, LLC (October 1998 to present).
Milwaukee, WI	Financial	December
53202	Officer	2007.

Kevin Hayden	Assistant	Indefinite	Assistant Vice President, Compliance
(age 42)	Treasurer	term	and Administration, U.S. Bancorp Fund
615 E. Michigan St.		since	Services, LLC (June 2005 to present).
Milwaukee, WI		September
53202		2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS – Continued
(Unaudited)

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years

Albert Sosa	Assistant	Indefinite	Officer, Compliance and Administration,
(age 42)	Treasurer	term	U.S. Bancorp Fund Services, LLC
615 E. Michigan St.		since	(June 2004 to present).
Milwaukee, WI		September
53202		2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp
(age 56)	President,	term	Fund Services, LLC (February 2008 to
615 E. Michigan St.	Chief	since	present); General Counsel/Controller,
Milwaukee, WI	Compliance	September	Steinhafels, Inc. (September 1995 to
53202	Officer and	2009.	February 2008).
AML Officer

Jeanine M.	Secretary	Indefinite	Senior Vice President and Counsel,
Bajczyk, Esq.		term	U.S. Bancorp Fund Services, LLC
(age 48)		since	(May 2006 to present).
615 E. Michigan St.		June
Milwaukee, WI		2007.
53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of September 30, 2013, the Trust is comprised of 41 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-877-522-8860.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTICE TO SHAREHOLDERS
September 30, 2013

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the Registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the Registrant adequate oversight given the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2013	FYE 9/30/2012
Audit Fees	$12,300	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,100	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2013	FYE 9/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2013	FYE 9/30/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date   December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date   December 6, 2013

By (Signature and Title)*       /s/Cheryl L. King
Cheryl L. King, Treasurer

Date   December 6, 2013

* Print the name and title of each signing officer under his or her signature.